UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     (713) 961-0462

Signature, Place, and Date of Signing:

     Roger E. King     Houston, TX     November 03, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     857633


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Limited                 Common              G0070K103    19265   490832 X                               489924        0      908
Ackerley Group Inc          Common              004527107     2429   242880 X                               242880        0        0
ACTV US                     Common              00088E104     1930   140380 X                               140347        0       33
Adelphia Communications CL ACommon              006848105    25524   926032 X                               925124        0      908
Alltell Corp.               Common              020039103      222     4260 X                                 4260        0        0
Amerisource (AAS)           Common              03071P102     8075   171808 X                               171679        0      130
Astoria Financial Corp      Common              046265104    18378   475804 X                               475363        0      441
AT&T                        Common              001957109     1841    62664 X                                62664        0        0
AT&T Corp.  Cl A            Common              001957208     1790    99466 X                                99450        0       17
Beckman Coulter Inc         Common              075811109    39156   507693 X                               507225        0      468
Bell & Howell Company       Common              077852101     1680    76780 X                                76759        0       21
Biochem Pharma Inc          Common              09058T108      757    34500 X                                34500        0        0
Boeing                      Common              097023105     2546    40420 X                                40420        0        0
Boston Scientific           Common              101137107    14179   862575 X                               861625        0      950
Broadwing Inc               Common              111620100    47727  1867077 X                              1865121        0     1956
Cabletron Systems Inc       Common              126920107      858    29200 X                                29200        0        0
Cablevision Systems         Common              12686C109    41186   621090 X                               620508        0      582
Centurytel Inc              Common              156700106    18178   667065 X                               666095        0      971
Charter Communications-A    Common              16117M107    18862  1159623 X                              1157124        0     2499
Citizens Communication      Common              17453B101    13077   973155 X                               971276        0     1879
Clearnet Commun Cl A        Common              184902104      527    11900 X                                11900        0        0
Countrywide Credit Inds     Common              222372104     5493   145515 X                               145478        0       37
Diebold Incorporated        Common              253651103    24023   904388 X                               903524        0      864
Dobson Communications       Common              256069105     2404   163675 X                               163632        0       43
Dura Pharmaceuticals        Common              26632S109    91297  2580826 X                              2579203        0     1623
Elan Corp PLC               Common              284131208      153     2800 X                                 2800        0        0
Equifax                     Common              294429105     8191   304066 X                               303699        0      367
General Electric            Common              369604103     1153    19990 X                                19990        0        0
Global Crossing Ltd         Common              G3921A100    37057  1195378 X                              1194222        0     1156
Golden State Bancorp        Common              381197102     1542    65290 X                                65234        0       56
Granite Broadcasting Group  Common              387241102      103    22400 X                                22400        0        0
Great Lakes Chem Corp       Common              390568103     1988    67830 X                                67815        0       15
Hewlett-Packard             Common              428236103      289     2975 X                                 2975        0        0
Honeywell Inc               Common              438506107     1645    46170 X                                46170        0        0
IB M                        Common              459200101     1114     9904 X                                 9904        0        0
Interstate BaleriesCorp     Common              46072H108      327    22330 X                                22319        0       11
Johnson & Johnson           Common              478460104     2010    21395 X                                21395        0        0
King Pharmaceuticals Inc    Common              495582108    26931   805400 X                               804310        0     1091
Labanche & Co               Common              505447102     2212    66265 X                                65910        0      355
Lehman Bros Holdings        Common              524908100     6111    41360 X                                41360        0        0
MBIA Incorporated           Common              55262C100     3782    53175 X                                53175        0        0
Meredith Corporation        Common              589433101      866    29351 X                                29344        0        8
Net2Phone Inc               Common              64108N106     2049    91060 X                                91049        0       12
Nextel Commun Inc CL A      Common              628530107    30451   651362 X                               650692        0      670
Nextel Partners Inc CL A    Common              65333F107     2656    91185 X                                91185        0        0
Paxson Communications       Common              704231109     7041   612300 X                               611780        0      520
Pepsi Bottling              Common              713409100     2429    80795 X                                80773        0       22
Price Communications        Common              741437305    33005  1687155 X                              1685229        0     1926
Primaco AG-spon ADR         Common              74154N108     2772   198010 X                               197994        0       16
Rural Cellular Corp.        Common              781904107    18834   276460 X                               275795        0      665
Siliconix                   Common              827079203      861    18315 X                                18315        0        0
Smithkline Beecham          Common              832377105     1164    16960 X                                16960        0        0
Southwest Gas               Common              844895102     2434   116265 X                               116243        0       22
Sprint Corp                 Common              852061100      299    10190 X                                10186        0        4
St. Jude Medical Inc.       Common              798049103    63717  1249345 X                              1248224        0     1121
Telephone & Data Systems    Common              879433100    48854   441319 X                               440866        0      454
Texas Instruments           Common              882508104     1335    28290 X                                28290        0        0
Time Warner Inc             Common              887315109      342     4375 X                                 4375        0        0
United Global               Common              913247508     4199   139978 X                               139589        0      389
Verizon Communications      Common              92343V104     3017    62280 X                                62260        0       20
Viatel Inc.                 Common              925529208    28820  2811668 X                              2809097        0     2571
Voicestream Wireless        Common              928615103    39608   341261 X                               341112        0      149
Watson Pharmaceutical Inc   Common              942683103    41207   635183 X                               634415        0      768
Western Wireless Corp. Cl A Common              95988E204    14920   418816 X                               418044        0      773
Whitman Corp (new)          Common              96647R107     2734   236455 X                               236402        0       53
Winstar Communications Inc. Common              975515107     4971   320686 X                               320468        0      218
Worldcom Inc                Common              98157D106     3036    99960 X                                99960                 0